Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Research and development	$ 4,841	$ 8,852	$ 73,634	$ 31,065	$ 16,839
General and administrative	2,539	2,839	11,823	8,640	2,043
Total operating expenses	7,380	11,691	85,457	39,705	18,882
Loss from operations	(7,380)	(11,691)	(85,457)	(39,705)	(18,882)
Interest income			2,817	2,124
Other expense, net	349	631	(63)	(7)	(14,896)
Loss before income taxes	(7,031)	(11,060)	(82,703)	(37,588)	(33,778)
Income tax expense	7	9	36	26
Net loss	$ (7,038)	$ (11,069)	$ (82,739)	$ (37,614)	$ (33,778)
Net loss per share, basic and diluted	$ (0.19)	$ (0.38)	$ (2.41)	$ (1.42)	$ (8.42)
Weighted-average common shares used in computing net loss per share, basic and diluted	36,445,169	29,014,750	34,306,374	26,439,216	4,009,513
Other comprehensive gain (loss):
Net loss	$ (7,038)	$ (11,069)	$ (82,739)	$ (37,614)	$ (33,778)
Net unrealized (losses) gains on marketable securities	(17)	73	90	(41)
Total other comprehensive income (loss)			90	(41)
Comprehensive loss	$ (7,055)	$ (10,996)	$ (82,649)	$ (37,655)	$ (33,778)